Exhibit 99.02

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J3
Start - End Dates:	12/2020 - 4/2021
Deal Loan Count:	155

Conditions Report 2.0

Loans in Report:	155
Loans with Conditions:	107

0 - Total Active Conditions

267 - Total Satisfied Conditions

167 - Credit Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
9 - Category: Assets
10 - Category: Credit/Mtg History
9 - Category: DTI
2 - Category: General Credit
18 - Category: HMDA
50 - Category: Income/Employment
6 - Category: Insurance
20 - Category: Legal Documents
1 - Category: Potential Misrepresentation
33 - Category: Terms/Guidelines
4 - Category: Title
36 - Property Valuations Review Scope
29 - Category: Appraisal
6 - Category: FEMA
1 - Category: Property
64 - Compliance Review Scope
31 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
2 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Finance Charge Tolerance
2 - Category: Right of Rescission
1 - Category: State Consumer Protection
25 - Category: TILA/RESPA Integrated Disclosure
12 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Income/Employment
11 - Compliance Review Scope
2 - Category: Borrower's Interest
8 - Category: Right of Rescission
1 - Category: State Consumer Protection

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